Note 9 - Property and Equipment - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	$ 34,058	$ 16,074
Additions	9,850	27,278
Depreciation	(10,670)	(8,921)
Effect of movements in exchange rates, property, plant and equipment	(494)	(375)
End of the year	32,744	34,058
Office Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	5,600	6,343
Additions	1,926	1,137
Depreciation	(2,029)	(1,838)
Effect of movements in exchange rates, property, plant and equipment	(0)	(41)
End of the year	5,498	5,600
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	28,393	9,635
Additions	7,880	26,121
Depreciation	(8,601)	(7,034)
Effect of movements in exchange rates, property, plant and equipment	498	(328)
End of the year	27,174	28,393
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0	14
Additions	14	0
Depreciation	(3)	(14)
Effect of movements in exchange rates, property, plant and equipment	0	0
End of the year	10	0
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	65	83
Additions	30	20
Depreciation	(37)	(34)
Effect of movements in exchange rates, property, plant and equipment	4	(6)
End of the year	62	65
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	80,514
End of the year	88,329	80,514
Cost [member] | Office Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	16,517
End of the year	18,443	16,517
Cost [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	61,508
End of the year	67,348	61,508
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,710
End of the year	1,724	1,710
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	779
End of the year	814	779
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(46,456)
End of the year	(55,584)	(46,456)
Accumulated depreciation, amortisation and impairment [member] | Office Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(10,916)
End of the year	(12,945)	(10,916)
Accumulated depreciation, amortisation and impairment [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(33,115)
End of the year	(40,174)	(33,115)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(1,710)
End of the year	(1,714)	(1,710)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(714)
End of the year	$ (752)	$ (714)